Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital	Treasury shares [member]	Capital reserve	Share-based long-term incentive plan (LTIP)	Legal reserve	Profit retention reserve	Retained earnings	Equity valuation adjustments	Total	Non-controlling interests
Balance at Dec. 31, 2017	R$ 870,391	R$ 524,577				R$ 30,216	R$ 312,047		R$ 55	R$ 866,895	R$ 3,496
Statement [LineItems]
Conversion of profit reserve to common; shares		(524,556)		R$ 866,819		R$ (30,216)	R$ (312,047)
Net income for the period	376,063							R$ 375,546		375,546	517
Currency translation adjustment	356								356	356
Non-controlling acquisition	11,787								(7,588)	(7,588)	19,375
Issuance of common shares in initial public offering, net of offering costs	4,522,283	5		4,522,278						4,522,283
Shares issued - stock option plan				138,667	R$ (138,667)
Share based long term incentive plan (LTIP)	184,687				184,687					184,687
Balance at Jun. 30, 2018	5,965,567	26		5,527,764	46,020			375,546	(7,177)	5,942,179	23,388
Statement [LineItems]
Net income for the period	534,345							533,721		533,721	624
Currency translation adjustment	(148)								(148)	(148)
Non-controlling acquisition	(206)										(206)
Shares issued - stock option plan				119,499	(119,499)
Share based long term incentive plan (LTIP)	114,350				114,350					114,350
Acquisition of treasury shares	(39,532)		R$ (39,532)							(39,532)
Balance at Dec. 31, 2018	6,574,376	26	(39,532)	5,647,263	40,871			909,267	(7,325)	6,550,570	23,806
Statement [LineItems]
Net income for the period	632,491							631,712		631,712	779
Currency translation adjustment	(606)								(606)	(606)
Loss on financial assets through other comprehensive income	(69)								(69)	(69)
Non-controlling acquisition	(16,434)								(14,785)	(14,785)	(1,649)
Shares issued - stock option plan				11,201	(11,201)
Share based long term incentive plan (LTIP)	27,754				27,754					27,754
Balance at Jun. 30, 2019	R$ 7,217,512	R$ 26	R$ (39,532)	R$ 5,658,464	R$ 57,424			R$ 1,540,979	R$ (22,785)	R$ 7,194,576	R$ 22,936